Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 5,172,513	$ 4,888,824	$ 4,368,509
Clients [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	5,172,513	4,888,824	4,368,509
Clients [Member] | Corporate secretarial services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	3,136,155	2,923,125	2,620,408
Clients [Member] | Corporate secretarial services – related party [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	37,303	36,559	56,856
Clients [Member] | Accounting services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	1,252,223	981,782	969,316
Clients [Member] | Accounting services – related party [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue		83
Clients [Member] | IP registration services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	746,832	947,275	721,929
Revenue recognized over time [Member] | Corporate secretarial services – continuous services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	1,371,522	1,493,641	1,438,011
Revenue recognized at a point in time [Member] | Accounting services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	1,252,223	981,865	969,316
Revenue recognized at a point in time [Member] | IP registration services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	746,832	947,275	721,929
Revenue recognized at a point in time [Member] | Corporate secretarial services – one-off services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 1,801,936	$ 1,466,043	$ 1,239,253